Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 1,182,952	¥ 1,093,028
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		724,101	710,400
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		83,205	101,958
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		252,730	222,785
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Marketable Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		151,893	187,939
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		100,998	84,199
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Japanese Pooled Funds [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		135,275	113,519
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[1]	458,851	382,628
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		433,221	358,584
Domestic Subsidiaries [Member] | Pension Benefits and SIPs [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		13,664	13,550
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		279,965	252,605
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	[2]	279,965	252,605
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		63,088	54,689
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Real Estate Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		40,205	40,779
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member] | Other Investment Funds [Member] | Common Collective Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)		¥ 158,249	¥ 138,987

[1]	Other investment funds of the domestic subsidiaries include mutual funds and real estate funds of ¥358,584 million and ¥13,550 million, respectively, at March 31, 2017 and ¥433,221 million and ¥13,664 million, respectively, at March 31, 2018.
[2]	Other investment funds of the foreign offices and subsidiaries include mutual funds, real estate funds and common collective funds of ¥54,689 million, ¥40,779 million and ¥138,987 million, respectively, at March 31, 2017 and ¥63,088 million, ¥40,205 million and ¥158,249 million, respectively, at March 31, 2018.